As filed with the Securities and Exchange Commission on February 10, 2005.

                                                            File Nos. 333-122104
                                                                      811-08228

                      US SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
         Pre-Effective Amendment No. _____                    [1]
         Post-Effective Amendment No. ____                    [  ]

                                  TIMOTHY PLAN
                ------------------------------------------------
                (Name of Registrant as Specified in Its Charter)

                                  800-846-7526
                ------------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                1304 WEST FAIRBANKS AVENUE, WINTER PARK, FL 32789
   --------------------------------------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip)

                               TERRY COVERT, ESQ.
                1304 WEST FAIRBANKS AVENUE, WINTER PARK, FL 32789
                -------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                              MERRILL STEINER, ESQ.
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                           PHILADELPHIA, PA 19103-7098

                              DAVID D. JONES, ESQ.
                           DAVID JONES & ASSOC., P.C.
                            395 SAWDUST ROAD, # 2148
                             THE WOODLANDS, TX 77380

Title of Securities being Registered: Class A shares of beneficial interest of the Timothy Plan Large/Mid-Cap Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.


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

                                EXPLANATORY NOTE

This Registration Statement is organized as follows:

Part A:

1.    Letter to Shareholders of the NOAH Fund Equity Portfolio.

2.    Notice of Special Meeting of Shareholders of the NOAH Fund Equity
      Portfolio.

3. Combined Prospectus/Proxy Statement of NOAH Fund Equity Portfolio and Timothy Plan Large/Mid-Cap Growth Fund.

Part A to this combined Prospectus/Proxy Statement is incorporated herein for all purposes by reference to Part A of Form N-14, previously filed by Registrant on January 18, 2005.

Part B:

4. Statement of Additional Information of the NOAH Fund Equity Portfolio and Timothy Plan Large/Mid-Cap Growth Fund.

Part B to this combined Prospectus/Proxy Statement is incorporated herein for all purposes by reference to Part B of Form N-14, previously filed by Registrant on January 18, 2005.

Part C:

5.    Other Information. 6. Exhibits.

Part C to this combined Prospectus/Proxy Statement is incorporated herein for all purposes by reference to Part C of Form N-14, previously filed by Registrant on January 18, 2005.

Signatures:

7.    Filed herein


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

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the city of Winter Park and the State of Florida on February 10, 2005.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
   --------------------------------
   ARTHUR D. ALLY
   Chairman, President and Treasurer

As required by the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                               Date
---------                           -----                               ----


/s/  Arthur D. Ally                 Chairman, President & Treasurer-    February 10, 2005
-------------------                 Trustee
ARTHUR D. ALLY


/s/  Joseph E. Boatwright*          Trustee, Secretary                  February 10, 2005
--------------------------
JOSEPH E. BOATWRIGHT


/s/  Matthew D. Staver*             Trustee                             February 10, 2005
-----------------------
MATHEW D. STAVER


/s/  Jock M. Sneddon*               Trustee                             February 10, 2005
---------------------
JOCK M. SNEDDON


/s/  Wesley W. Pennington*          Trustee                             February 10, 2005
--------------------------
WESLEY W. PENNINGTON


/s/  Charles E. Nelson*             Trustee                             February 10, 2005
-----------------------
CHARLES E. NELSON


/s/  Scott Preissler, Ph.D.*        Trustee                             February 10, 2005
----------------------------
SCOTT PREISSLER, Ph.D.


/s/  Alan M. Ross*                  Trustee                             February 10, 2005
------------------
Alan M. Ross

*  By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney


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